Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

(in millions)	2018	2017
Trade accounts payable	$679	$696
Gas and fuel cost payable	281	146
Customer and other deposits	267	204
Interest payable	230	223
Accrued taxes other than income taxes	206	178
Dividends payable	199	185
Employee compensation and benefits payable	193	184
Fair value of derivatives (Note 28)	69	71
Manufactured gas plant site remediation (Note 18)	32	35
Defined benefit pension and OPEB liabilities (Note 25)	25	22
Other	108	109
	$2,289	$2,053